Redeemable Noncontrolling Interest (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		3 Months Ended	12 Months Ended
	Nov. 30, 2023	Apr. 30, 2023	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Redeemable Noncontrolling Interest [Line Items]
Redeemable noncontrolling interest			$ 11,663	$ 18,680	$ 10,000
Stone Peach Properties, LLC | Call Option [Member]
Redeemable Noncontrolling Interest [Line Items]
Settlement term		6 months
Stone Peach Properties, LLC | Series Seed Preferred Shares
Redeemable Noncontrolling Interest [Line Items]
Maximum percentage of shares that can be purchased in a put right	50.00%
Number of shares to be purchased in put right	2,000,000
Stone Peach Properties, LLC | Series Seed Preferred Shares | Call Option [Member]
Redeemable Noncontrolling Interest [Line Items]
Maximum percentage of shares that can be purchased in an option				50.00%
Purchase price per share				$ 2.448869
Term of call option				2 years
Settlement term		6 months
Percentage of shares agreed to purchase upon settlement of call option		50.00%
Number of shares agreed to issue for settlement		2,000,000
Stone Peach Properties, LLC | Series Seed Preferred Shares | Put Option [Member]
Redeemable Noncontrolling Interest [Line Items]
Maximum percentage of shares that can be purchased in an option				50.00%
Purchase price per share			$ 2.040724	$ 2.040724
Z33 | Series Seed Preferred Shares
Redeemable Noncontrolling Interest [Line Items]
Deemed dividend to the redeemable noncontrolling interest		$ 10,900
Deemed contribution from the redeemable noncontrolling interest	$ 9,200
Z33 | Stone Peach Properties, LLC | Series Seed Preferred Shares
Redeemable Noncontrolling Interest [Line Items]
Issuance of shares (in shares)				4,900,222